Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	PIONEER POWER SOLUTIONS, INC.
Entity Central Index Key	0001449792
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-164504), as amended (the ��Registration Statement��), of Pioneer Power Solutions, Inc. (the ��Company��) is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement to (i) include the information contained in the Company��s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, filed on March 30, 2011, and (ii) make certain other updating revisions to the information contained in the Registration Statement.
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,398	$ 516
Accounts receivable	8,172	5,263
Inventories	13,711	7,193
Income taxes receivable	517	1,191
Deferred income taxes	753	245
Prepaid expenses and other current assets	421	333
Current assets of discontinued operations	457	2,193
Total current assets	25,429	16,934
Property, plant and equipment	9,983	4,588
Noncurrent deferred income taxes	679	611
Note receivable	300
Intangible assets	5,585	4,436
Goodwill	6,862	5,534
Total assets	48,838	32,103
Current liabilities
Accounts payable and accrued liabilities	11,316	7,328
Current maturities of long-term debt and capital lease obligations	8,870	6,063
Income taxes payable	445	161
Current liabilities of discontinued operations	554	824
Total current liabilities	21,185	14,376
Long-term debt and capital lease obligations, net of current maturities	9,015	17
Pension deficit	569	308
Noncurrent deferred income taxes	3,301	2,310
Total liabilities	34,070	17,011
Shareholders' Equity
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 30,000,000 shares authorized; 5,907,255 shares issued and outstanding	6	6
Additional paid-in capital	7,795	7,541
Accumulated other comprehensive income (loss)	(823)	(305)
Retained earnings	7,790	7,850
Total shareholders' equity	14,768	15,092
Total liabilities and shareholders' equity	$ 48,838	$ 32,103

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	30,000,000	30,000,000
Common stock, issued	5,907,255	5,907,255
Common stock, outstanding	5,907,255	5,907,255

Consolidated Statements of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 68,790	$ 47,236
Cost of goods sold	52,813	35,637
Gross profit	15,977	11,599
Operating expenses
Selling, general and administrative	11,070	7,635
Foreign exchange (gain) loss	197	(133)
Total operating expenses	11,267	7,502
Operating income	4,710	4,096
Interest and bank charges	646	182
Other expense	820	353
Earnings from continuing operations before income taxes	3,244	3,561
Provision for income taxes	773	327
Earnings from continuing operations	2,471	3,234
Loss from discontinued operations, net of income taxes	(2,531)	(288)
Net earnings (loss)	$ (60)	$ 2,946
Earnings from continuing operations per common share:
Basic	$ 0.42	$ 0.55
Diluted	$ 0.42	$ 0.55
Earnings (loss) per common share:
Basic	$ (0.01)	$ 0.5
Diluted	$ (0.01)	$ 0.5
Weighted average common shares outstanding:
Basic	5,907	5,872
Diluted	5,949	5,931

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net earnings (loss)	$ (60)	$ 2,946
Depreciation	834	620
Amortization of intangibles	252	144
Deferred tax expense	(524)	(231)
Accrued pension		(145)
Stock-based compensation	254	161
Warrant issuance expense		92
Common stock issuance expense		140
Non-cash expense (income) from discontinued operations	1,815	(650)
Changes in current operating assets and liabilities
Accounts receivable, net	(381)	1,740
Inventories	(3,775)	1,502
Prepaid expenses and other current assets	88	(127)
Income taxes	1,120	(2,782)
Accounts payable and accrued liabilities	2,316	(39)
Discontinued operations assets and liabilities, net	(341)	(62)
Net cash provided by operating activities	1,598	3,309
Investing Activities
Additions to property, plant and equipment	(1,361)	(1,680)
Acquisition of subsidiaries and related assets, net of cash acquired	(7,830)	(832)
Note receivable	(300)
Proceeds from sale of assets of discontinued operations		202
Net cash used in investing activities	(9,491)	(2,310)
Financing activities
Increase (decrease) in bank overdrafts	(531)
Increase (decrease) in revolving credit facilities	3,034	(1,025)
Increase in long-term debt	10,038
Repayment of long-term debt and capital lease obligations	(3,786)	(768)
Repayment of advances from limited partners of a shareholder		(150)
Issuance of warrants		12
Transaction costs		(108)
Net cash provided by (used in) financing activities	8,755	(2,039)
Increase (decrease) in cash and cash equivalents	862	(1,040)
Effect of foreign exchange on cash and cash equivalents	20	(4)
Cash and cash equivalents
Beginning of year	516	1,560
End of year	$ 1,398	$ 516

Consolidated Statements of Shareholders' Equity/Comp. Income (USD $) In Thousands, except Share data	Other Comprehensive Income	Common Stock	Additional paid-in capital	Retained Earnings	Accumulated other comprehensive (loss)	Total
Beginning balance, Value at Dec. 31, 2009		$ 6	$ 5,388	$ 4,904	$ (691)	$ 9,607
Beginning balance, Shares at Dec. 31, 2009		5,800,000
Net earnings	2,946			2,946		2,946
Transaction costs			(108)			(108)
Stock-based compensation			161			161
Foreign currency translation adjustment	436				436	436
Issuance of common stock and warrants, shares		107,255
Issuance of common stock and warrants, value		0	1,260			1,260
Warrants issued for consulting services to be rendered in the future			50			50
Warrants issued for acquisition			790			790
Pension adjustment, net of taxes	(50)				(50)	(50)
Total Comprehensive Income	3,332			2,946	386	3,332
Ending balance, Value at Dec. 31, 2010		6	7,541	7,850	(305)	15,092
Ending balance, Shares at Dec. 31, 2010		5,907,255
Net earnings	(60)			(60)		(60)
Stock-based compensation			254			254
Foreign currency translation adjustment	(241)				(241)	(241)
Pension adjustment, net of taxes	(277)				(277)	(277)
Total Comprehensive Income	(578)			(60)	(518)	(578)
Ending balance, Value at Dec. 31, 2011		$ 6	$ 7,795	$ 7,790	$ (823)	$ 14,768
Ending balance, Shares at Dec. 31, 2011		5,907,255

Business and Organization	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Business and Organization

1.	Business and Organization

Pioneer Power Solutions, Inc. (the “Company”), a Delaware corporation, is a manufacturer of specialty electrical equipment and provides through its three operating subsidiaries, Pioneer Transformers Ltd., Jefferson Electric, Inc. and Bemag Transformer Inc., a broad range of custom-engineered and general purpose electrical transformers for applications in the utility, industrial and commercial segments of the electrical transmission and distribution industry. The Company is headquartered in Fort Lee, New Jersey and presently operates from six other locations in the U.S., Canada and Mexico for manufacturing, centralized distribution, engineering, sales and administration.

On April 30, 2010, the Company acquired Jefferson Electric, Inc., a Wisconsin-based manufacturer and supplier of dry-type transformers.

On June 7, 2010 and August 13, 2010, the Company acquired substantially all the operating assets and then 100% of the voting and economic interests of AAER Inc., a manufacturer of wind turbines based in Quebec, Canada, to form Pioneer Wind Energy Systems Inc. In September 2011, the Company committed to a plan to divest or wind down the Pioneer Wind Energy Systems Inc. subsidiary, which business is classified in the Company’s financial statements under discontinued operations.

On July 1, 2011, the Company acquired all the capital stock of Bemag Transformer Inc., a Quebec-based manufacturer of low and medium voltage dry-type transformers and custom magnetics. Also on such date, the Company acquired all the machinery and equipment assets of Vermont Transformer, Inc., the former U.S. affiliate of Bemag Transformer Inc.

The Company’s board of directors authorized a one-for-five reverse stock split on June 1, 2011, which took effect on June 20, 2011. All share and related stock option and warrant information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the reduced number of shares resulting from this action.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated on consolidation.

Reclassifications

Certain reclassifications have been made in prior years’ financial statements to conform to the presentation used in the current year.  These reclassifications have not resulted in any changes to the previously reported net income for any year.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The financial statements include estimates based on currently available information and management's judgment as to the outcome of future conditions and circumstances. Significant estimates in these financial statements include allowance for doubtful accounts, inventory provision, useful lives and impairment of long-lived assets, warranty accruals, income tax determination, stock-based compensation, cost of pension benefits and estimates related to purchase price allocation.

Changes in the status of certain facts or circumstances could result in material changes to the estimates used in the preparation of the financial statements and actual results could differ from the estimates and assumptions.

Revenue Recognition

Revenue is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery occurs, (3) the sales price is fixed or determinable, (4) collectability is reasonably assured and (5) customer acceptance criteria, if any, has been successfully demonstrated. Revenue is recognized on the sale of goods, when the significant risks and rewards of ownership have been transferred to the buyer upon delivery, provided that the Company maintains neither managerial involvement to the degree usually associated with ownership, nor effective control over the goods sold. There are no further obligations on the part of the Company subsequent to revenue recognition, except  when customers have the right of return or when the Company warrants the product. The Company records a provision for future returns, based on historical experience at the time of shipment of products to customers. The Company warrants some of its products against defects in design, materials and workmanship for periods ranging from one to three years depending on the model. The Company records a provision for estimated future warranty costs based on the historical relationship of warranty claims to sales at the time of shipment of products to customers. The Company periodically reviews the adequacy of its product warranties and adjusts, if necessary, the warranty percentage and accrued warranty reserve for actual experience.

The following table provides detail of change in the Company's product warranty provision, which is a component of accrued liabilities on the consolidated balance sheets for the years ended December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Balance at beginning of year	$291	$238
Increase due to acquisition during year	48	64
Increase due to warranty expense	284	334
Deductions for warranty charges	(308)	(338)
Change due to foreign currency translation	(3)	(7)
Balance at end of year	$312	$291

Financial Instruments

The Company estimates the fair value of its financial instruments based on current interest rates, market value and pricing of financial instruments with comparable terms. Unless otherwise indicated, the carrying value of these financial instruments approximates their fair market value.

Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash on hand, demand deposits and investments with an original maturity at the date of purchase of three months or less.

Supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2011	2010
Interest paid	$728	$382
Income taxes paid	1,328	3,312

Supplemental disclosure of non-cash financing
Warrant issued for consulting services rendered	-	92

Accounts Receivable

The Company accounts for trade receivables at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer's financial condition, credit history and current economic conditions. The Company writes off trade receivables when they are deemed uncollectible. The Company records recoveries of trade receivables previously written off when it receives them. Management considers the Company’s allowance for doubtful accounts of $0.1 million (2010 - $0.1 million) sufficient to cover any exposure to loss in its December 31, 2011 and 2010 accounts receivable.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is recorded using the declining balance method for buildings, furniture and fixtures at the Company’s Canadian operations. Non-Canadian property, plant and equipment are depreciated using the straight line method, based on the estimated useful lives of the assets (buildings - 25 years, machinery and equipment - 5 to 15 years, computer hardware and software - 3 to 5 years). Depreciation commences once the assets are ready for their intended use.

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated depreciation are removed from the accounts and any gain or loss is reflected in income. Expenditures for repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets

Long-lived assets, which comprise property, plant, equipment and intangible assets that have a finite life, held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the estimated undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value thereof.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and certain other intangible assets with indefinite useful lives (primarily trademarks) are evaluated for impairment annually, or immediately if conditions indicate that impairment could exist. The evaluation requires a two-step impairment test to identify potential impairment of goodwill and intangible assets and measure the amount of an impairment loss. The first step of the test compares the fair value of a reporting unit (in the case of goodwill) or the specific asset (in the case of intangibles) with its carrying amount. In each case, the Company estimates fair value using a discounted cash flow method based on its own market assumptions including projections of future cash flows, determinations of appropriate discount rates, and other assumptions which are considered reasonable and inherent in the discounted cash flow analysis. The projections are based on historical performance and estimated future results. These assumptions require significant judgment and actual results may differ. If the carrying amount of the reporting unit or intangible asset exceeds its fair value, the second step of the impairment test is performed to measure the amount of the impairment loss. Both steps of impairment testing involve significant estimates.

Finite-Lived Intangible Assets

Intangible assets which have a finite life are recorded at fair value at the time of recognition and are amortized based on their respective estimated useful lives. The Company’s finite-lived intangible assets consist of a non-compete agreement, which has a defined term, and three categories of customer relationships for which estimated useful lives were determined based on actual historical customer attrition rates. These finite-lived intangible assets are amortized by the Company over periods ranging from three to twenty years.

Foreign Currency Translation

The functional currency for the Company's foreign subsidiaries is the local currency in which the entity is located. The financial statements of all subsidiaries with a functional currency other than the U.S. Dollar have been translated into U.S. Dollars. All assets and liabilities of foreign operations are translated into U.S. Dollars using year-end exchange rates, and all revenues and expenses are translated at average rates during the respective period. The U.S. Dollar results that arise from such translation, as well as exchange gains and losses on intercompany balances of a long-term investment nature, are included in the cumulative currency translation adjustments in accumulated other comprehensive income in stockholders’ equity.

Income Taxes

The Company accounts for income taxes under the asset and liability method, based on the income tax laws and rates in the countries in which operations are conducted and income is earned. This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Developing the provision for income taxes requires significant judgment and expertise in federal, international and state income tax laws, regulations and strategies, including the determination of deferred tax assets and liabilities and, if necessary, any valuation allowances that may be required for deferred tax assets. The Company records a valuation allowance to reduce its deferred tax assets to the amount that is more likely than not to be realized. The Company believes that the deferred tax asset recorded as of December 31, 2011, is realizable through future reversals of existing taxable temporary differences and future taxable income. If the Company was to subsequently determine that it would be able to realize deferred tax assets in the future in excess of its net recorded amount, an adjustment to deferred tax assets would increase earnings for the period in which such determination was made. The Company will continue to assess the adequacy of the valuation allowance on a quarterly basis. The Company’s judgments and tax strategies are subject to audit by various taxing authorities.

The objective of accounting for income taxes is to recognize the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences or events that have been recognized in an the Company’s financial statements or tax returns. The Company recognizes the tax benefit from uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position (see “Unrecognized Tax Benefits" below).

Interest and penalties are grouped with interest and bank charges on the consolidated statements of earnings.

Unrecognized Tax Benefits

The Company accounts for unrecognized tax benefits in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon ultimate settlement with a taxing authority, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Additionally, ASC 740 requires the Company to accrue interest and related penalties, if applicable, on all tax positions for which reserves have been established consistent with jurisdictional tax laws.

Sales Tax

The Company discloses the amount of those taxes that are recognized on a gross basis in interim and annual financial statements for each period for which an income statement is presented if those amounts are significant.  While the amounts are not material, the Company's policy is to present such taxes on a net basis in the consolidated statements of earnings.

Share-Based Payments

The Company accounts for share based payments in accordance with the provisions of FASB ASC 718, "Compensation - Stock Compensation," and accordingly recognizes in its financial statements share based payments at their fair value. In addition, it recognizes in the financial statements an expense based on the grant date fair value of stock options granted to employees and directors. The expense is recognized on a straight line basis over the expected option life while taking into account the vesting period and the offsetting credit is recorded in additional paid-in capital. Upon exercise of options, the consideration paid together with the amount previously recorded as additional paid-in capital is recognized as capital stock. The Company estimates its forfeiture rate in order to determine its compensation expense arising from stock based awards. The Company uses the Black-Scholes-Merton option pricing model to determine the fair value of the options.  Non-employee members of the board of directors are deemed to be employees for the purposes of recognizing share-based compensation expense.

Employee Benefit Plan

The Company sponsors a defined benefit plan as described in Note 16. The cost of pension benefits earned by employees is actuarially determined using the accumulated benefit method and a discount rate, used to measure interest cost on the accrued employee future benefit obligation, based on market interest rates on high-quality debt instruments with maturities that match the timing and benefits expected to be paid by the plan. Plan assets are valued using current market values and the expected return on plan assets is based on the fair value of the plan assets.

The costs that relate to employee current service are charged to income annually.

The transitional obligation created upon adoption of FASB ASC 715, "Compensation - Retirement Benefits," is amortized over the average remaining service period of employees. For a given year, unrecognized actuarial gains or losses are recognized into income if the unamortized balance at the beginning of the year is more than 10% of the greater of the plan asset or liability balance. Any unrecognized actuarial gain or loss in excess of this threshold is recognized in income over the remaining service period of the employees.

The Company reflects the funded status of its defined pension plans as a net asset or net liability in its balance sheet, with an offsetting amount in accumulated other comprehensive income, and recognizes changes in that funded status in the year in which the changes occur through comprehensive income.

Inventories

Inventories are stated at the lower of cost or market using first-in, first-out (FIFO) or weighted-average methods and include the cost of materials, labor and manufacturing overhead. The Company uses estimates in determining the level of reserves required to state inventory at the lower of cost or market. The Company estimates are based on market activity levels, production requirements, the physical condition of products and technological innovation. Changes in any of these factors may result in adjustments to the carrying value of inventory.

Earnings Per Share

Basic earnings per share is computed by dividing the earnings for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the earnings for the period by the weighted average number of common and common equivalent shares outstanding during the period. Potentially dilutive securities composed of incremental common shares issuable upon the exercise of stock options or warrants was included in diluted earnings per share since the exercise price of some of the Company’s stock options and/or warrants were in the money (see Note 21 “Basic and Diluted Earnings Per Common Share”).

Fair Value Measurements

FASB ASC 820, “Fair Value Measurement and Disclosure,” applies to all assets and liabilities that are being measured and reported on a fair value basis. ASC 820 establishes a framework for measuring fair value in U.S GAAP, and expands disclosure about fair value measurements. ASC 820 enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. ASC 820 requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities.

Level 2:	Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3:	Unobservable inputs that are not corroborated by market data.

In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to ASC 820. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3.

The fair value represents management’s best estimates based on a range of methodologies and assumptions. The carrying value of receivables and payables arising in the ordinary course of business approximate fair value because of the relatively short period of time between their origination and expected realization. These items have been classified as Level 1.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Recent Accounting Pronouncements

3.	Recent Accounting Pronouncements

Certain amendments to ASC 820 become effective for fiscal years beginning after December 15, 2011. These amendments include a consistent definition of fair value, enhanced disclosure requirements for "Level 3" fair value adjustments and other changes to required disclosures.

In June 2011, ASC 220, "Comprehensive Income," was amended and will become effective for the Company for fiscal years beginning after December 15, 2011. These amendments will require the Company to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. As a result of the amendment, the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity will be eliminated. In addition, in December 2011, the FASB issued an amendment to Accounting Standards Update ("ASU") 2011-05 that defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. ASU 2011-05 will be applied retrospectively, and is effective for fiscal years and interim periods within those years beginning after December 15, 2011.  In 2012, the Company intends to elect to use the two statement method of disclosure.

In September 2011, ASC 350, "Intangibles-Goodwill and Others," was amended to simplify the assessment of goodwill impairment and will become effective for the Company for fiscal years beginning after December 15, 2011. The amended guidance allows the Company to do an initial qualitative assessment of relative events and circumstances to determine if fair value of a reporting unit is more likely than not less than its carrying value, prior to performing the two-step quantitative goodwill impairment test.

In December 2011, ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities" was issued. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 will be applied retrospectively and is effective for annual and interim reporting periods beginning on or after January 1, 2013.

The Company will comply with the requirements of these pronouncements when they become effective. None of these pronouncements are expected to have a material impact on the Company's financial statements.

New Accounting Standards	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
New Accounting Standards

4.	New Accounting Standards

Intangibles – Goodwill & Other

In December 2010, the FASB issued ASU No. 2010-28, “Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU 2010-28”). ASU 2010-28 affects all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. ASU 2010-28 modifies Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. ASU 2010-28 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of ASU 2010-28 did not have a material impact on the Company’s consolidated financial statements.

Business Combinations

In December 2010, the FASB issued ASU No. 2010-29, “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU 2010-29”). The objective of ASU 2010-29 is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. ASU 2010-29 specifies that if a public entity presents comparative financial statements, it should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the required supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU 2010-29 affects any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period on or after December 15, 2010. The adoption of ASU 2010-29 did not have a material impact on the Company’s consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Acquisitions

5.	Acquisitions

The Company has completed several business acquisitions during the last two years. All of the acquisitions resulted in the recognition of intangible assets and goodwill in the Company’s consolidated financial statements because the purchase prices reflect the future earnings and cash flow potential of these acquisitions, as well as the complementary operational fit and resulting synergies these businesses bring to existing operations. The Company is continuing to evaluate the initial purchase price allocation for one acquisition it completed within the past twelve months and will adjust the allocation as additional information, relative to the fair values of the assets and liabilities of the acquired business, becomes known.

On July 1, 2011, 7834080 Canada Inc., an indirect wholly-owned subsidiary of the Company, completed the acquisition of all of the capital shares of Bemag Transformer Inc. Pursuant to the share purchase agreement, as amended, all the capital shares of Bemag Transformer Inc. were purchased in a transaction valued at approximately $9.1 million, which amount includes approximately $2.8 million of Bemag Transformer Inc.’s former revolving and long-term debt which was repaid by the Company at closing. This acquisition supports the Company’s strategy of expanding its product portfolio and enables its existing business units to generate incremental sales by marketing these new product capabilities to their customers.

The transaction was accounted for under the purchase method of accounting. Under the purchase method of accounting, the total estimated purchase price is allocated to the tangible and intangible assets acquired and liabilities assumed in connection with the acquisition, based on their estimated fair values as of the effective date of the acquisition. Goodwill arising from the acquisition has been determined as the excess of the purchase price over the net of the amounts assigned to acquired assets and liabilities assumed.

The preliminary allocation of the purchase price for the transaction was based on management’s best current estimates of the fair value of tangible and intangible assets acquired and liabilities assumed. Management has up to one year from the date of the acquisition in which to complete its definitive assessment of the fair value of net assets acquired. The preliminary purchase price allocation may be adjusted after obtaining more information regarding, among other things, asset valuations, liabilities assumed, the tax attributes of certain liabilities, and revisions of preliminary estimates. When finalized, the impact of these adjustments may result in a change to the preliminary value attributed to intangible assets and goodwill in particular.

The preliminary allocation of the purchase price was as follows (in thousands):

Purchase Price:
Cash	$6,231
Debt repaid at closing	2,830
Total consideration	$9,061

Purchase Price Allocation:
Cash and cash equivalents	-
Accounts receivable	2,870
Inventory	3,040
Prepaid expenses	30
Deferred income taxes	3
Income taxes receivable	181
Property and equipment	3,488
Accounts payable and accrued liabilities	(2,683)
Deferred tax liabilities	(744)
Net tangible assets acquired	6,185
Intangible assets acquired	1,476
Goodwill	1,400
Total purchase price	$9,061

Identifiable intangible assets having finite lives arising from the acquisition are preliminarily valued at $0.9 million, consisting primarily of customer relationships and a non-compete agreement. These intangible assets will be amortized on a straight-line basis with a weighted average remaining useful life of 13.5 years. None of these definite-lived intangible assets acquired are deductible for tax purposes. Indefinite-lived intangible assets acquired are preliminarily valued at $0.6 million and consist of trademarks and certain technology-related industry accreditations, neither of which are deductible for tax purposes. The excess of the purchase price over the preliminary aggregate fair values, which was approximately $1.4 million, was recorded as goodwill. Goodwill has an indefinite life, is not subject to amortization and is not deductible for tax purposes. Goodwill arising from the acquisition will be tested for impairment at least annually (more frequently if indicators of impairment arise). In the event that management determines that the goodwill has become impaired, the Company will incur an accounting charge for the amount of the impairment during the fiscal quarter in which the determination is made.

The Company incurred acquisition transaction costs of approximately $0.3 million for the year ended December 31, 2011.  These costs were expensed in 2011.

Impact of Acquisition to Consolidated Statements of Earnings

The operating results of Bemag Transformer Inc. since the date of the acquisition (July 1, 2011) were included in the Company’s consolidated statements of earnings as follows (in thousands, except per share data):

	Year Ended December 31, 2011
	Pioneer	Bemag
	Power	Transformer	As
	Solutions, Inc.	Inc.	Reported

Revenues	$62,411	$6,379	$68,790
Earnings from continuing operations	2,505	(34)	2,471
Earnings from continuing operations per share:
Basic	-	-	$0.42
Diluted	-	-	0.42
Weighted average number of common shares outstanding:
Basic	-	-	5,907
Diluted	-	-	5,949

Pro Forma Financial Information

The following unaudited combined pro forma statements of income for the years ended December 31, 2011 and 2010 have been prepared as if the acquisition had occurred as of the beginning of each year presented. The unaudited combined pro forma statements of income are based on accounting for the acquisition under the purchase method of accounting. The unaudited pro forma information may not be indicative of the results that actually would have occurred if the acquisition had been in effect from and on the dates indicated or which may be obtained in the future (in thousands, except per share data):

	Year Ended December 31,
	2011	2010
Revenues
As reported	$68,790	$47,236
Pro forma	76,956	61,159
Earnings from continuing operations before income taxes
As reported	$3,244	$3,561
Pro forma	3,536	3,580
Basic earnings per common share from continuing operations
As reported	$0.42	$0.55
Pro forma	0.43	0.52
Diluted earnings per common share from continuing operations
As reported	$0.42	$0.55
Pro forma	0.42	0.52

On July 1, 2011, 7834080 Canada Inc., an indirect wholly-owned subsidiary of the Company, entered into an equipment purchase agreement with the former shareholders of Vermont Transformer, Inc., the former U.S. affiliate of Bemag Transformer Inc. On such date, all of the equipment used by Vermont Transformer, Inc. in the operation of its business was acquired in exchange for $1.6 million. For accounting purposes the transaction was treated as a purchase of assets and the amount of consideration paid, plus transaction expenses, was attributed to the assets acquired consisting solely of machinery and equipment.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Discontinued Operations

6.	Discontinued Operations

During September 2011, the Company committed to a plan to divest or wind down its Pioneer Wind Energy Systems Inc. subsidiary which was established by the Company in 2010 to market its utility scale wind turbine designs, after-sales services and equipment financing to community wind and industrial customers. This decision is part of the Company’s strategy to focus on businesses that create the most shareholder value. Weak domestic wind energy market conditions combined with the inability of the Company to establish an arrangement, on commercially acceptable terms, with a qualified third party to provide outsourced parts procurement and assembly services, caused the Company to reduce and extend further out into the future its projected sales and operating profit of the business. The decision to divest or wind down the business resulted in a non-cash asset impairment charge of $1.6 million to adjust the carrying value of the subsidiary’s assets to their fair value. This impairment charge was recognized in the third quarter of 2011 on certain inventory, property, plant and equipment and other assets. In addition, the Company recognized a $0.6 million charge related to its expected future severance, rent and insurance payment obligations.

The results of operations for Pioneer Wind Energy Systems Inc. are reported as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Year Ended December 31,
	2011	2010
Net sales	$-	$-
Loss from operations of discontinued business (1)	(2,531)	(288)
Income tax expense	-	-
Loss from discontinued operations, net of tax	$(2,531)	$(288)

(1)	Includes non-cash asset impairment charges of $1.6 million during the year ended December 31, 2011. Loss from operations before tax in 2010 includes a $0.7 million non-cash gain.

The following is a summary of the December 31, 2011 assets and liabilities of discontinued operations (in thousands):

Inventories, net	$78
Prepaid expenses and other current assets	330
Property, plant and equipment, net	49
Assets of discontinued operations	$457

Accounts payable	$46
Accrued liabilities	508
Other long-term liabilities	-
Liabilities of discontinued operations	$554

Inventories	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Inventories

7.	Inventories

The components of inventories are summarized below (in thousands):

	December 31,
	2011	2010
Raw materials	$6,184	$3,235
Work in process	2,974	2,029
Finished goods	5,217	2,377
Provision for excess and obsolete inventory	(664)	(448)
Total inventories	$13,711	$7,193

Included in raw materials are goods in transit of approximately $0.3 million in 2011 and 2010.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property, Plant and Equipment

8.	Property, Plant and Equipment

Property, plant and equipment are summarized below (in thousands):

	December 31,
	2011	2010
Land	$7	$7
Buildings	1,996	1,639
Machinery and equipment	11,108	5,615
Furniture and fixtures	195	204
Computer hardware and software	742	615
Leasehold improvements	54	40
Construction in progress	169	10
	14,271	8,130
Less: Accumulated depreciation	(4,288)	(3,542)
Total property, plant and equipment, net	$9,983	$4,588

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Goodwill and Other Intangible Assets

9.	Goodwill and Other Intangible Assets

Changes in goodwill and intangible asset balances for the years ended December 31, 2011 and 2010, consisted of the following (in thousands):

	Goodwill	Intangible assets
Balance as of December 31, 2009	$-	$-
Additions due to acquisitions	5,534	4,580
Amortization	-	(144)
Balance as of December 31, 2010	$5,534	$4,436
Additions due to acquisitions	1,400	1,476
Amortization		(252)
Foreign currency translation	(72)	(75)
Balance as of December 31, 2011	$6,862	$5,585

The components of intangible assets are summarized below (in thousands):

	Gross carrying amount	Accumulated amortization	Foreign currency translation	Net book value
Customer relationships	$2,962	$(356)	(47)	$2,559
Non-compete agreement	95	(40)	(1)	$54
Trademarks	2,049	-	(12)	2,037
Technology-related industry accreditations	950	-	(15)	935
Total intangible assets	$6,056	$(396)	$(75)	$5,585

Estimated amortization expense for each of the five years subsequent to 2011 are as follows (in thousands):

Years Ending December 31,	Total
2012	$288
2013	284
2014	265
2015	264
2016	262

Credit Facilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Credit Facilities

10.	Credit Facilities

Canadian Credit Facilities

In June 2011, Pioneer Electrogroup Canada Inc., a wholly owned subsidiary of Pioneer Power Solutions, Inc. and the parent company of Pioneer Transformers Ltd., Pioneer Wind Energy Systems Inc., 7834080 Canada Inc. and Bemag Transformer Inc. (the “Borrowers”), entered into a letter loan agreement with the Company’s Canadian bank (the “Canadian Facilities”) that replaced and superseded all the Company’s prior financing arrangements with the bank. Bemag Transformer Inc. became a party to the Canadian Facilities on July 1, 2011, upon the acquisition of all of its capital shares by 7834080 Canada Inc. (see Note 5 “Acquisitions”).

The Canadian Facilities provide for up to $23.0 million CAD (approximately $22.6 million expressed in U.S. dollars) consisting of a $10.0 million demand revolving credit facility (“Facility A”) to finance ongoing operations, a $2.0 million term credit facility (“Facility B”) that financed a plant expansion for one of the Company’s operating subsidiaries, a $10.0 million term credit facility (“Facility C”) to finance acquisitions, capital expenditures or to provide funding to Pioneer Power Solutions, Inc., a $50,000 Corporate MasterCard credit facility (“Facility D”) and a $1.0 million foreign exchange settlement risk facility (“Facility E”).

The Canadian Facilities are secured by a first-ranking lien in the amount of approximately $25 million CAD on all of the present and future movable and immovable property of the Borrowers and their subsidiaries.

The Canadian Facilities require the Borrowers to comply on a consolidated basis with various financial covenants, including maintaining a minimum fixed charge coverage ratio of 1.25, a maximum funded debt to EBITDA ratio of 2.75 and a limitation on funded debt to less than 60% of capitalization. The Canadian Facilities also restrict the ability of the Borrowers to, among other things, (i) provide any funding to any person, including affiliates, in an aggregate amount exceeding $5.0 million CAD or (ii) make distributions in an aggregate amount exceeding 50% of Pioneer Electrogroup Canada Inc.’s previous year’s net income.

Facility A is subject to margin criteria and borrowings bear interest at the bank’s prime rate plus 0.50% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 0.50% per annum or LIBOR plus 2.00% per annum on amounts borrowed in U.S. dollars.

Borrowings under Facility B bear interest at the bank’s prime rate plus 1.00% per annum with principal repayments becoming due on a five year amortization schedule.

Borrowings under Facility C are repayable according to a five year principal amortization schedule and bear interest at the following rates: if the funded debt to EBITDA ratio is equal to or greater than 2.00, the bank’s prime rate plus 1.25% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.25% per annum or LIBOR plus 2.50% per annum on amounts borrowed in U.S. dollars; or, if the funded debt to EBITDA ratio is less than 2.00, the bank’s prime rate plus 1.00% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.00% per annum or LIBOR plus 2.25% per annum on amounts borrowed in U.S. dollars. In addition, Facility C is subject to a standby fee which is calculated monthly using the unused portion of the facility at either 0.625% per annum if the funded debt to EBITDA ratio is equal to or greater than 2.00, or 0.5625% per annum if the funded debt to EBITDA ratio is less than 2.00.

As of December 31, 2011, the Company had approximately $11.5 million in U.S. dollar equivalents outstanding under the Canadian Facilities and was in compliance with its financial covenant requirements. The Company’s borrowings consisted of approximately $1.8 million outstanding under Facility A, $1.7 million outstanding under Facility B, and $8.0 million outstanding under Facility C.

U.S. Credit Facilities

In January 2008, our Jefferson Electric, Inc. subsidiary entered into a bank loan agreement with a U.S. bank that included a revolving credit facility, initially with a borrowing base limit of $5.0 million and a term credit facility (the “U.S. Facilities”). Monthly payments of accrued interest were required under the revolving credit facility and monthly payments of principal and accrued interest were required under the term credit facility. As of April 30, 2010, the date the Company acquired Jefferson Electric, Inc., final payment of all outstanding amounts under the U.S. Facilities was due on October 31, 2011. The interest rate under the revolving credit facility was equal to the greater of the bank’s reference rate or 6.5% per annum. The interest rate under the term credit facility was 7.27% annually.  Borrowings under the U.S. Facilities were collateralized by substantially all the assets of Jefferson Electric, Inc. which had a net carrying value of approximately $12.3 million as of December 31, 2011 and are guaranteed by its Mexican subsidiary. In addition, an officer of Jefferson Electric, Inc. was a guarantor under the U.S. Facilities and he provided additional collateral to the bank in the form of common stock and a warrant to purchase shares of common stock of the Company held by him.

In November 2011, Jefferson Electric, Inc. revised its financing arrangement and extended the maturity date of the U.S. Facilities to October 31, 2012. The amended loan agreement provides for an increase in the borrowing base limit of its revolving credit facility to $6.0 million and a decrease in the interest rate to the bank’s reference rate (currently 3.25% per annum) plus 2.0% per annum. In connection with the amendment, the Company prepaid $250,000 under the term credit facility and agreed to prepay an additional $750,000 by January 31, 2012. The interest rate under the term credit facility was reduced to 6.0% annually, with monthly payments of principal and accrued interest calculated based on an amortization of the then-remaining principal balance outstanding over a hypothetical 5-year term, with a final payment of all outstanding amounts due on October 31, 2012.

Borrowings under the U.S. Facilities continue to be collateralized by substantially all the assets of Jefferson Electric, Inc. and an officer of the subsidiary remains a guarantor. In addition, the Company entered into a guaranty agreement with respect to Jefferson Electric, Inc.’s obligations under the U.S. Facilities and the bank agreed to release additional collateral consisting of common stock and a warrant held by the officer of Jefferson Electric, Inc. The U.S. Facilities, as amended, require Jefferson Electric, Inc. to comply with certain financial covenants, including a requirement to exceed minimum quarterly targets for tangible net worth and maintain a minimum debt service coverage ratio. The U.S. Facilities, as amended, also restrict Jefferson Electric, Inc.’s ability to pay dividends or make distributions, advances or other transfers of assets.

As of December 31, 2011, Jefferson Electric, Inc. had approximately $4.4 million outstanding under the revolving credit facility, approximately $1.9 million outstanding under the term credit facility and was in compliance with their financial covenant requirements.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Long-Term Debt

11.	Long-Term Debt

Long-term debt consists of the following (in thousands):

	December 31,
	2011	2010
Revolving credit facilities	$6,199	$3,217
Term credit facilities	11,669	2,832
Capital lease obligations	17	31
Total debt and capital lease obligations	17,885	6,080
Less current portion	(8,870)	(6,063)
Total long-term debt and capital lease obligations	$9,015	$17

The annual maturities of long-term debt as of December 31, 2011, were as follows (in thousands):

Long-term
debt
Years Ending December 31,	maturities
2012	$8,870
2013	1,319
2014	1,514
2015	1,711
2016	4,471
Thereafter	-
Total long-term debt maturities	$17,885

Jefferson Electric, Inc. has equipment loans and capital lease obligations that bear interest at rates varying from 0.0% to 18.8% and are repayable in monthly installments.  These obligations are scheduled to be paid in full by December 2013.

Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments

12.	Commitments

The Company leases certain offices, facilities and equipment under operating leases expiring at various dates through 2016.  At December 31, 2011 the minimum annual lease commitments under the leases having terms in excess of one year were as follows (in thousands):

Operating
Years Ending December 31,	leases
2012	$801
2013	488
2014	172
2015	49
2016	25
Thereafter	-
Total lease commitments	$1,535

Rent and lease expense was approximately $0.6 million and $0.5 million for 2011 and 2010, respectively.

Common Stock	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Common Stock
13.	Common Stock

On April 30, 2010, the Company issued 97,255 common shares in connection with the acquisition of Jefferson Electric, Inc.

During the quarter ended June 30, 2010, the Company also issued 10,000 common shares in lieu of cash payment for investor relations services. The issuance of the shares and related expense was accounted for at the fair value of the shares on the issue date, which amounted to $140,000.

The board of directors is authorized, subject to any limitations prescribed by law, without further vote or action by the shareholders, to issue from time to time shares of preferred stock in one or more series.  Each such series of preferred stock shall have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock-Based Compensation

14.	Stock-Based Compensation

Stock Options

On December 2, 2009, the Company adopted the 2009 Equity Incentive Plan (the “2009 Plan") for the purpose of issuing incentive stock options intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended, non-qualified stock options, restricted stock, stock appreciation rights, performance unit awards and stock bonus awards to employees, directors, consultants and other service providers. A total of 320,000 shares of common stock were reserved for issuance under the 2009 Plan. Options were permitted to be granted under the 2009 Plan on terms and at prices as determined by the board of directors or by the plan administrators appointed by the board of directors.

On March 24, 2011, the Company granted an aggregate of 5,200 incentive stock options to four employees to purchase common shares. Options to purchase 3,200 common shares are exercisable for common shares at an exercise price of $12.00 per share, expire on March 24, 2021 and vest over three years with one-third vesting on the first anniversary of the date of grant and one-third vesting on each of the second and third anniversaries of the date of grant. Options to purchase 2,000 common shares are exercisable for common shares at an exercise price of $13.20 per share, expire on March 24, 2016 and vest over three years with one third vesting on the first anniversary of the date of grant and one third vesting on each of the second and third anniversaries of the date of grant.

On March 24, 2011, the Company granted an aggregate of 3,200 non-qualified stock options to eight directors to purchase common shares. The stock options are exercisable for common shares at an exercise price of $12.00 per share, expire on March 24, 2021 and vest on the first anniversary of the date of grant.

On May 11, 2011, the board of directors of the Company adopted the Pioneer Power Solutions, Inc. 2011 Long-Term Incentive Plan (the “2011 Plan”) which was subsequently approved by stockholders of the Company on May 31, 2011.

The 2011 Plan replaces and supersedes the 2009 Plan. The Company’s outside directors and employees, including the Company’s principal executive officer, principal financial officer and other named executive officers, and certain contractors are all eligible to participate in the 2011 Plan. The 2011 Plan allows for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly, in combination, or in tandem, and upon such terms as are determined by the board of directors or a committee of the board of directors that is designated to administer the Plan. Subject to certain adjustments, the maximum number of shares of the Company’s common stock that may be delivered pursuant to awards under the 2011 Plan is 700,000 shares. As of December 31, 2011, 118,400 stock options had been granted, consisting of 65,200 incentive stock options and 53,200 non-qualified stock options.

Expense for stock-based compensation recorded for the years ended December 31, 2011 and 2010 was approximately $0.3 million and $0.2 million, respectively. As of December 31, 2011, the Company had total stock-based compensation expense remaining to be recognized of approximately $0.3 million.

The following are assumptions used in the Black-Scholes-Merton Valuations:

	Year Ended December 31,
	2011	2010
Expected Volatility	46 - 50%	47 - 51%
Expected life in years	3.5 - 6.0	3.5 - 6.0
Risk-free interest rate	1.49 - 2.55%	1.77 - 2.84%
Dividend yield	0%	0%

A summary of stock option activity under all plans as of December 31, 2011, and changes during the year then ended, is presented below:

		Weighted-	Weighted-
	Stock	average exercise	average remaining	Aggregate
	options	price (per share)	contractual term	Intrinsic Value
Balance December 31, 2010	110,000	$15.29
Granted	8,400	12.29
Exercised	-	-
Forfeited	-	-
Outstanding on December 31, 2011	118,400	15.07	7.05	$-
Exercisable on December 31, 2011	38,000	-	7.02	$-

Warrants

As of December 31, 2011, the Company had warrants outstanding to purchase 640,000 shares of common stock with an average exercise price of approximately $14.00 per share. The warrants expire on dates beginning on December 2, 2014 and ending on April 30, 2015. No warrants were exercised during the year ended December 31, 2011.

On April 19, 2010, the Company agreed to issue a four-year warrant to its investor relations firm and its designees to purchase up to an aggregate of 10,000 shares of common stock at an exercise price of $16.25 per share. These warrants have been issued and were accounted for at their fair value amounting to approximately $50,200. The Company expensed the entire fair value of these warrants during the three month period ended June 30, 2010.

On April 30, 2010, the Company granted a five-year warrant, subject to an 18-month lockup agreement, to purchase up to 200,000 shares of common stock at $16.25 per share to the former sole shareholder of Jefferson Electric, Inc. The warrant was accounted for at its fair value amounting to $790,000, which for accounting purposes was included in the Jefferson Electric, Inc. purchase price allocation.

The following are assumptions used in the Black-Scholes-Merton Valuations:

Year Ended December 31,
	2011	2010
Expected Volatility	-	49.57 - 51.13%
Expected life	-	4.0 - 5.0
Risk-free interest rate	-	2.01 - 2.42%
Dividend yield	-	-

The following table summarizes the continuity of the Company's warrants:

	Number of	Weighted average
	shares	exercise price
Balance December 31, 2010	640,000	$14.00
Granted	-	-
Exercised	-
Balance December 31, 2011	640,000	$14.00

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

15.	Income Taxes

The components of the income tax provision were as follows (in thousands):

	Year Ended December 31,
	2011	2010
Current
Federal	$104	$6
State	12	1
Foreign	807	526
Deferred	(150)	(206)
Total income tax provision	$773	$327

The components of earnings before income taxes are summarized below (in thousands):

	Year Ended December 31,
	2011	2010
U.S. operations	$(540)	$(972)
Foreign	3,784	4,533
Income from continuing operations before income taxes	$3,244	$3,561

A reconciliation from the statutory U.S. income tax rate to the Company's effective income tax rate, as computed on earnings before income taxes, is as follows:

	Year Ended December 31,
	2011	2010
Federal income tax at statutory rate	35%	35%
State and local income tax, net	-	-
Foreign rate differential	(9)	(5)
Uncertain tax positions	3	4
Foreign tax recovery	(11)	(23)
Other	6	(1)
Effective income tax expense rate	24%	9%

The Company’s provision for income taxes reflects an effective tax rate on earnings before income taxes of 24% in 2011 (9% in 2010). The increase in the effective rate resulted primarily from a settlement the Company reached with the Canadian tax authority in 2010 that partially reversed an assessment recorded in 2008. The Company recognized a $0.8 million benefit in its 2010 tax provision related to the settlement and another $0.3 million benefit which was recorded during 2011. In addition, the Company's effective tax rate also increased due to U.S. net operating loss carryforwards that were used in 2010 but no longer available throughout 2011.  The U.S. net operating loss carryforwards were utilized primarily as a result of distributions received from the Company's foreign subsidiaries.

The net deferred income tax asset (liability) was comprised of the following (in thousands):

	December 31,
	2011	2010
Current deferred income taxes
Gross assets	$753	$245
Gross liabilities	-	-
Net current deferred income tax asset	753	245

Noncurrent deferred income taxes
Gross assets	679	611
Gross liabilities	(3,301)	(2,310)
Net noncurrent deferred income tax (liability) asset	(2,622)	(1,699)
Net deferred income tax (liability) asset	$(1,869)	$(1,454)

The gross liabilities of the Company's net deferred tax liability arose primarily due to the effect of non-deductible intangible assets and goodwill that were recorded in connection with acquisitions.  The tax effect of temporary differences between GAAP accounting and federal income tax accounting creating deferred income tax assets and liabilities were as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets
Canada net operating loss carryforwards	$53	$-
U.S. net operating loss carryforward	-	383
Pension plan	155	-
Foreign tax credits	455	136
Property and equipment	404	(92)
Other	365	521
	1,432	948
Less valuation allowance	-	-
Net deferred tax assets	1,432	948
Deferred tax liabilities
Other	(3,301)	(2,402)
Deferred liability, net	$(1,869)	$(1,454)

The Company believes that its deferred tax assets in other tax jurisdictions are more likely than not realizable through future reversals of existing taxable temporary differences and its estimate of future taxable income.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, exclusive of interest and penalties, is as follows (in thousands):

	December 31,
	2011	2010
Balance as of December 31, 2010	$161	$-
Increases related to tax positions taken during the period	104	161
Decreases related to expectations of statute of limitations	-	-
Balance as of December 31, 2011	$265	$161

The Company’s policy is to recognize interest and penalties related to income tax matters as interest expense.

Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty. If any issues addressed in the Company’s tax audits are resolved in a manner not consistent with management’s expectations, the Company could be required to adjust its provision for income taxes in the period such resolution occurs. Although timing of the resolution and/or closure of audits is highly uncertain, the Company does not believe it is reasonably likely that its unrecognized tax benefits would materially change in the next twelve months.

Pension Plan	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Pension Plan

16.	Pension Plan

The Company sponsors a defined benefit pension plan in which a majority of its Canadian employees are members. The employer contributes 100% to the plan. The benefits, or the rate per year of credit service, are established by the Company and updated at its discretion.

Cost of Benefits

The components of the expense the Company incurred under the pension plan are as follows (in thousands):

	Year Ended December 31,
	2011	2010
Current service cost, net of employee contributions	$25	$40
Interest cost on accrued benefit obligation	149	151
Expected return on plan assets	(159)	(147)
Amortization of transitional obligation	14	14
Amortization of past service costs	9	9
Amortization of net actuarial gain	33	33
Total cost of benefit	$71	$100

Benefit Obligation

The Company’s obligation for the pension plan is valued annually as of the beginning of each fiscal year. The projected benefit obligation represents the present value of benefits ultimately payable to plan participants for both past and future services expected to be provided by the plan participants.

The Company's obligations pursuant to the pension plan are as follows (in thousands):

	December 31,
	2011	2010
Projected benefit obligation, at beginning of year	$2,732	$2,404
Current service cost	25	40
Interest cost	149	151
Impact of change in discount rate	229	107
Benefits paid	(192)	(164)
Past service cost	-	60
Employee contributions	35	2
Foreign exchange adjustment	(67)	132
Projected benefit obligation, at end of year	$2,911	$2,732

A summary of expected benefit payments related to the pension plan is as follows (in thousands):

Year ending December 31,	Pension plan
2012	$166
2013	184
2014	197
2015	218
2016	217
2017 - 2021	$1,044

Other changes in plan assets and benefit obligations recognized in other comprehensive income are as follows (in thousands):

	Year Ended December 31,
	2011	2010
Net loss	$432	$69
Prior service cost	-	57
Amortization of prior service cost	(8)	(9)
Amortization of gain	(32)	(31)
Amortization of transitional asset	(13)	(14)
	379	72
Taxes	102	22
Total recognized in other comprehensive income, net of taxes	$277	$50

           The estimated net loss amortized from accumulated other comprehensive income into net periodic benefit cost over the next year amounts to approximately $32,000.  The estimated prior service cost amortized from accumulated other comprehensive income into net periodic benefit cost over the next  year amounts to approximately $9,000. The estimated transitional asset amortized from accumulated other comprehensive income into net periodic benefit cost over the next year amounts to approximately $13,000.

The accumulated other comprehensive loss consists of the following amounts that have not yet been recognized as components of net benefit cost (in thousands):

	December 31,
	2011	2010
Unrecognized prior service cost	$129	$138
Unrecognized net actuarial loss	97	111
Unrecognized transitional obligation	1,182	780
Deferred income taxes	(415)	(312)
	$993	$717

Plan Assets

Assets held by the pension plan are invested in accordance with the provisions of the Company’s approved investment policy. The pension plan’s strategic asset allocation was structured to reduce volatility through diversification and enhance return to approximate the amounts and timing of the expected benefit payments. The asset allocation for the pension plan at the end of fiscal years 2011 and 2010 and the target allocation for fiscal year 2012, by asset category, is as follows:

	Allocation at December 31,		2012 target
	2011	2010	allocation
Equity securities	58%	58%	56%
Fixed income securities	34	33	38
Real estate	6	4	4
Other	2	5	2
Total	100%	100%	100%

The fair market values, by asset category are as follows (in thousands):

	Fair value measurements at
	December 31,
	2011	2010
Equity securities	$1,359	$1,406
Fixed income securities	795	800
Real estate	141	97
Other	47	121
Total	$2,342	$2,424

Changes in the assets held by the pension plan in fiscal 2011 and 2010 are as follows (in thousands):

	December 31,
	2011	2010
Fair value of plan assets, at beginning of year	$2,424	$2,042
Actual return on plan assets	(44)	180
Employer contributions	173	254
Employee contributions	34	3
Benefits paid	(192)	(164)
Foreign exchange adjustment	(53)	109
Fair value of plan assets, at end of year	$2,342	$2,424

Contributions

The Company’s policy is to fund the pension plan at or above the minimum required by law. The Company made $0.2 million of contributions to its defined benefit pension plan in each of 2011 and 2010. The Company expects to make contributions of less than $0.2 million to the defined benefit pension plan in fiscal 2012. Changes in the discount rate and actual investment returns which continue to remain lower than the long-term expected return on plan assets could result in the Company making additional contributions.

Funded Status

The funded status of the pension plan is as follows (in thousands):

	December 31,
	2011	2010
Projected benefit obligation	$2,911	$2,732
Fair value of plan assets	2,342	2,424
Accrued obligation (long term)	$569	$308

Assumptions

Assumptions used in accounting for the pension plan are as follows:

	December 31,
	2011	2010
Weighted average discount rate used to determine the accrued benefit obligations	4.80%	5.50%
Discount rate used to determine the net pension expense	5.50%	5.85%
Expected long-term rate on plan assets	6.50%	6.50%

To determine the expected long-term rate of return on pension plan assets, the Company considers the current and expected asset allocations, as well as historical and expected returns on various categories of plan assets. The Company applies the expected rate of return to a market related value of the assets which reduces the underlying variability in assets to which the Company applies that expected return. The Company amortizes gains and losses as well as the effects of changes in actuarial assumptions and plan provisions over a period no longer than the average future service of employees.

Primary actuarial assumptions are determined as follows:

The expected long-term rate of return on plan assets is based on the Company’s estimate of long-term returns for equities and fixed income securities weighted by the allocation of assets in the plans. The rate is impacted by changes in general market conditions, but because it represents a long-term rate, it is not significantly impacted by short-term market swings. Changes in the allocation of plan assets would also impact this rate.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rate is reflective of yield rates on U.S. long-term investment grade corporate bonds on and around the December 31 valuation date. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase the Company’s obligation and expense.

Comprehensive Income	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Comprehensive Income

17.	Comprehensive Income

The components of the Company’s comprehensive income (loss) were as follows (in thousands):

	Year Ended December 31,
	2011	2010
Net earnings	$(60)	$2,946
Foreign currency translation adjustments	(241)	$436
Pension adjustment net of taxes	(277)	(50)
Total	$(578)	$3,332

Major Customers	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Major Customers
18.	Major Customers
Sales to two customers accounted for approximately 21% and 11%, respectively, of the Company’s sales in 2011 (36% and 9% in 2010).

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

19.	Related Party Transactions

The following table summarizes the Company's related party transactions measured at the exchange amount, which is the amount of the consideration established and agreed to by the related parties (in thousands):

	Year Ended December 31,
	2011	2010
Companies under common significant influence - Consulting and administration fee expenses	$-	$66

In 2011 and 2010, the Company paid $0 and $66,000, respectively, to a company controlled by a limited partner of a shareholder of the Company, as reimbursement for rent, office services, and travel and entertainment expenses.

Geographical Information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Geographical Information

20.	Geographical Information

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company's customers (in thousands):

	Year Ended December 31,
	2011	2010
Canada	$42,258	$32,954
United States	25,390	13,808
Others	1,142	474
Total	$68,790	$47,236

The distribution of the Company’s property, plant and equipment by geographic location is approximately as follows (in thousands):

	December 31,
	2011	2010
Canada	$5,902	$2,234
United States	283	192
Mexico	3,798	2,162
Total	$9,983	$4,588

Basic and Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Basic and Diluted Earnings Per Share

21.	Basic and Diluted Earnings Per Common Share

Basic and diluted earnings per common share are calculated based on the weighted average number of shares outstanding during the period. Dilutive potential common shares consist of incremental shares issuable upon exercise of certain warrants. The Company’s employee and director stock options have been excluded from the calculation of diluted earnings per share since they are anti-dilutive. The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2011	2010
Numerator:
Net earnings from continuing operations	$2,471	$3,234

Denominator:
Weighted average basic shares outstanding	5,907	5,872
Effect of dilutive securities -- employee and director stock option awards	-	-
Net dilutive effect of warrants outstanding	42	58
Denominator for diluted earnings per common share	5,949	5,931

Earnings per common share basic and diluted:
Basic	$0.42	$0.55
Diluted	$0.42	$0.55